Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

Note 7. INTANGIBLE ASSETS, NET

The Company records CCRAs at cost and amortizes them as a finite intangible asset with a useful life of eight years. During three and six months ended June 30, 2024, the Company purchased $0.1 million and $0.2 million, respectively, of CCRAs included in Intangible assets, net, all of which were paid in cash.

Intangible assets, net consists of the following:

(in thousands)	June 30, 2024	December 31, 2023
Intangible assets, gross	$3,872,556	$3,872,356
Accumulated amortization	(981,580)	(739,560)
Net	$2,890,976	$3,132,796

For the three and six months ended June 30, 2024 and 2023, claims amortization expense was $121.0 million and $242.0 million, and $121.0 million and $234.5 million, respectively.

Future amortization for CCRAs, for the remainder of 2024 and thereafter is expected to be as follows:

(in thousands)	CCRAs Amortization
2024	$241,972
2025	483,944
2026	483,944
2027	483,944
2028	483,944
Thereafter	713,228
Total	$2,890,976

The Company monitors intangible assets for potential impairment indicators, including, but not limited to, assumptions regarding the amount and timing of future collections derived from its CCRAs. The Company continues to pursue recoveries from various parties under rights held through its CCRAs; however, extended delays may result in future impairment of the Company’s intangible assets.

During the three months ended June 30, 2024, the Company updated the recoverability analysis on the definite-lived CCRA intangible assets performed as of December 31, 2023. The Company did not identify any new impairment indicators outside of the ones already disclosed in its evaluation of its definite-lived intangible assets in the 2023 Form 10-K. There are inherent risks in our business which could impact the recoverability analysis. As a result, factors may change in the future that could negatively impact our recoverability of the CCRAs, and may result in an impairment charge. Based on the analysis, the carrying value of the Company’s CCRA intangible assets were deemed to be recoverable as of June 30, 2024.

The following table presents the changes in the Company’s intangibles assets for the six months ended June 30, 2024:

(in thousands)	Intangible Assets
Balance as of December 31, 2023	$3,132,796
Acquisitions of CCRAs	200
Amortization expense	(242,020)
Total	$2,890,976

Note 7. INTANGIBLE ASSETS, NET

The Company holds CCRAs held by Series MRCS, which were acquired through the issuance of equity as part of the Business Combination in 2022 and additional acquisitions of additional CCRAs throughout 2022 and 2023. These assets are held at cost and treated as a finite intangible asset with a useful life of eight years.

Intangible assets, net consists of the following:

(in thousands)	December 31, 2023	December 31, 2022
Intangible assets, gross	$3,872,356	$3,630,823
Accumulated amortization	(739,560)	(267,667)
Net	$3,132,796	$3,363,156

During the year ended December 31, 2023, the Company purchased $287.0 million of CCRAs included in Intangible assets, net, of which $285.5 million was through the Hazel transaction (See Note 4, Asset Acquisitions), $0.8 million was through a Class A Common Stock issuance in July 2023 and $0.7 million was paid in cash.

For the years ended December 31, 2023, 2022 and 2021, Claims amortization expense was $476.5 million, $266.9 million and $0.2 million, respectively.

Future amortization for CCRAs is expected to be as follows:

(in thousands)	CCRAs Amortization
2024	$483,972
2025	483,919
2026	483,919
2027	483,919
2028	483,919
Thereafter	713,148
Total	$3,132,796

The Company monitors intangible assets for potential impairment indicators, including, but not limited to, assumptions regarding the amount and timing of future collections derived from its CCRAs. The Company continues to pursue recoveries from various parties under rights held through its CCRAs; however, extended delays may result in future impairment of the Company’s intangible assets.

During the Company’s annual review of its CCRAs, the Company identified potential impairment indicators, such as recurring operating losses, which it considered in its evaluation of its definite-lived intangible assets. As a result, the Company performed a recoverability analysis on the definite-lived CCRA intangible assets. The recoverability analysis primarily included unobservable inputs, including internally developed assumptions about the estimated market share of insurance carriers that may not have paid claims due to Assignors, undiscounted cash flows of potential estimated recoveries from those carriers, the corresponding direct costs associated with those estimated recoveries, and the Company’s ability to successfully litigate or negotiate settlements. In addition, the Company also took into consideration transactions of the sale of CCRAs to unrelated third parties. Based on these analyses, the Company concluded that the undiscounted net recoveries were in excess of the CCRAs’ carrying amounts as of December 31, 2023. As such, no impairment was recognized. There are inherent risks in our business which could impact the recoverability analysis. For example, litigation outcomes are inherently risky, and unfavorable court rulings, delays, damages calculations, or other limitations can adversely affect our recovery efforts. In addition, the market share of the carriers that we pursue may change, which could impact the overall potential recoveries that we could generate in the future. As a result, factors may change in the future that could negatively impact our recoverability of the CCRAs, and may result in a material impairment charge.

The following table presents the changes in the Company’s intangibles assets for year ended December 31, 2023:

(in thousands)	Intangible Assets
Balance as of December 31, 2022	$3,363,156
Acquisitions of CCRAs	287,029
Amortization expense	(476,492)
Sale of CCRAs	(40,897)
Total	$3,132,796